Other Short Term Borrowings	12 Months Ended
Dec. 31, 2010
Other Short Term Borrowings/Debt [Abstract]
Other Short Term Borrowings
22.	Other Short-Term Borrowings

BankAtlantic participated in federal funds lines of credit with other financial institutions, treasury tax and loan program (“TTL”) with the Department of Treasury (the “Treasury”), the term auction facilities program (“TAF”) and the discount window with the Federal Reserve Board. Under the Treasury program, the Treasury, at its option, can invest up to $2.2 million with BankAtlantic at the federal funds rate less 25 basis points.

At December 31, 2010, BankAtlantic had pledged $34.6 million and $2.2 million of agency securities available for sale as collateral for the Federal Reserve discount window and the TTL program, respectively. At December 31, 2010, BankAtlantic had $1.2 million outstanding under the TTL program and had no borrowings outstanding under the federal funds purchased or discount window programs. At December 31, 2009, BankAtlantic had pledged $94.1 million and $4.0 million of agency securities available for sale as collateral for the Federal Reserve discount window and the TTL program, respectively. At December 31, 2009, BankAtlantic had $2.8 million outstanding under the TTL program and had no borrowings outstanding under the federal funds purchased or discount window programs.

BankAtlantic’s available borrowings from lines of credit with other banking institutions, access to Treasury borrowings and the Federal Reserve discount window were $35.5 million as of December 31, 2010.

The following table provides information on federal funds purchased, TAF and TTL borrowings (dollars in thousands):

	As of December 31,
	2010		2009	2008
Ending balance		$1,240	2,803	238,339
Maximum outstanding at any month end within period		$2,646	301,891	238,339
Average amount outstanding during period		$2,011	58,865	78,125
Average cost during period	%	0.02	0.29	2.23